Segment and Customer Reporting	12 Months Ended
Sep. 30, 2024
Segment And Customer Reporting
Segment and Customer Reporting

22.	Segment and Customer Reporting

The Company develops, manufactures and markets power technology products. There is only a single segment applicable to the Company.

Given the size and nature of the products produced, the Company’s sales are segregated based on large format batteries, with the remaining smaller product line categorized as “Other”.

There has been no change in either the determination of the Company’s segments, or how segment performance is measured, from that described in the Company’s consolidated financial statements as at and for the year ended September 30, 2024.

	2024	2023
Large format batteries	42,970	42,168
Other	1,645	1,891
	44,615	44,059

Revenues can also be analyzed as follows based on the nature of the underlying deliverables:

	2024	2023
Revenue with customers
Sale of batteries and battery systems	42,970	42,168
Sale of services	983	216
Grant income
Research grant	26	693
Others	636	982
	44,615	44,059

Revenues attributed to geographical regions based on the location of the customer were as follows:

	2024	2023
Canada	1,655	1,258
United States	42,784	42,351
Others	176	450
	44,615	44,059